RESTRUCTURING, ACQUISITION AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring, Acquisition, And Other [Abstract]
Disclosure of detailed information about restructuring, acquisition, and other costs

	Years ended December 31
(In millions of dollars)	2025	2024

Restructuring, acquisition and other excluding Shaw Transaction integration-related costs	350	276
Shaw Transaction integration-related costs	89	130

Total restructuring, acquisition and other	439	406